Unaudited Interim Condensed Consolidated Statements of Stockholders’ Equity (Parenthetical)	6 Months Ended
Jun. 30, 2020 $ / shares
Statement of Stockholders' Equity [Abstract]
Common Stock, Dividends, Per Share, Cash Paid	$ 0.05